Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of financial instruments by nature, category and fair value

	Thousands of Euros
	31/12/2022
	Carrying amount								Fair Value
	Financial assets		Financial		Financial	Other
	at amortised	Financial assets	assets at FV		liabilities at	financial
	costs	at FVTPL	through OCI	Hedges	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	11,533	—	—	—	11,540	7	—	11,533	11,540
Derivative instruments	—	—	—	39,659	—	—	39,659	—	39,659	—	39,659
Trade receivables	—	—	236,076	—	—	—	236,076	—	236,076	—	236,076
Financial assets measured at fair value	—	7	247,609	39,659	—	—	287,275

Non-current financial assets	582,175	—	—	—	—	—	582,175
Other current financial assets	31,034	—	—	—	—	—	31,034
Trade and other receivables	445,793	—	—	—	—	—	445,793
Cash and cash equivalents	547,979	—	—	—	—	—	547,979
Financial assets not measured at fair value	1,606,981	—	—	—	—	—	1,606,981

Derivatives instruments	—	(4,736)	—	—	—		(4,736)	—	(4,736)	—	(4,736)
Financial liabilities measured at fair value	—	(4,736)	—	—	—	—	(4,736)

Senior Unsecured & Secured Notes	—	—	—	—	(4,572,720)	—	(4,572,720)	(4,122,656)	—	—	(4,122,656)
Promissory Notes	—	—	—	—	(118,940)	—	(118,940)
Senior secured debt	—	—	—	—	(3,227,926)	—	(3,227,926)	—	(3,286,662)	—	(3,286,662)
Other bank loans	—	—	—	—	(813,595)	—	(813,595)
Lease liabilities	—	—	—	—	(1,016,944)	—	(1,016,944)
Other financial liabilities	—	—	—	—	(1,001,387)	—	(1,001,387)
Other non-current debts	—	—	—	—	—	(15)	(15)
Trade and other payables	—	—	—	—	(846,648)	—	(846,648)
Other current liabilities	—	—	—	—	—	(241,487)	(241,487)
Financial liabilities not measured at fair value	—	—	—	—	(11,598,160)	(241,502)	(11,839,662)
	1,606,981	(4,729)	247,609	39,659	(11,598,160)	(241,502)	(9,950,142)

	Thousands of Euros
	31/12/2021
	Carrying amount							Fair Value
	Financial assets	Financial	Financial		Financial	Other
	at amortised	assests at	assets at FV		liabilities at	financial
	costs	FVTPL	through OCI	Hedges	amortised costs	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	2,031	—	—	—	2,038	7	—	2,031	2,038
Derivative instruments	—	—	—	5,306	—	—	5,306	—	5,306	—	5,306
Trade receivables	—	—	216,433	—	—	—	216,433	—	216,433	—	216,433
Financial assets measured at fair value	—	7	218,464	5,306	—	—	223,777
			—
Non-current financial assets	358,161	—	—	—	—	—	358,161
Other current financial assets	2,026,469	—	—	—	—	—	2,026,469
Trade and other receivables	270,827	—	—	—	—	—	270,827
Cash and cash equivalents	655,493	—	—	—	—	—	655,493
Financial assets not measured at fair value	3,310,950	—	—	—	—	—	3,310,950

Derivatives instruments	—	(875)	—	—	—		(875)	—	(875)	—	(875)
Financial liabilities measured at fair value	—	(875)	—	—	—	—	(875)

Senior Unsecured & Secured Notes	—	—	—	—	(4,626,919)	—	(4,626,919)	(4,697,328)	—	—	(4,697,328)
Promissory Notes	—	—	—	—	(116,610)	—	(116,610)
Senior secured debt	—	—	—	—	(3,061,078)	—	(3,061,078)	—	(3,262,901)	—	(3,262,901)
Other bank loans	—	—	—	—	(645,975)	—	(645,975)
Lease liabilities	—	—	—	—	(873,724)	—	(873,724)
Other financial liabilities	—	—	—	—	(882,060)	—	(882,060)
Other non-current debts	—	—	—	—	—	(333)	(333)
Trade and other payables	—	—	—	—	(780,826)	—	(780,826)
Other current liabilities	—	—	—	—	—	(219,272)	(219,272)
Financial liabilities not measured at fair value	—	—	—	—	(10,987,192)	(219,605)	(11,206,797)
	3,310,950	(868)	218,464	5,306	(10,987,192)	(219,605)	(7,672,945)

Schedule of financial derivatives

				Thousands of Euros
		Notional	Notional
		amount at	amount at	Value at	Value at
Financial derivatives	Currency	31/12/2022	31/12/2021	31/12/22	31/12/21	Maturity
Cross currency interest rate swap	US Dollar	500,000,000	500,000,000	35,296	5,306	15/10/2024
Cross currency interest rate swap	US Dollar	205,000,000	—	3,216	—	15/10/2024
Foreign exchange rate forward	Swiss Franc	5,500,000	—	71	—	28/02/2023
Foreign exchange rate forward	Canadian dollar	4,416,667	—	165	—	2023 and 2024
Foreign exchange rate forward	Pound Sterling	27,100,000	—	805	—	2023
Foreign exchange rate forward	US Dollar	23,720,000	—	104	—	2023
Embedded derivative	Euro	160,000,000	—	2	—	2024
Total assets (note 11)				39,659	5,306

Cross currency interest rate swap	US Dollar	205,000,000	—	(3,990)	—	15/10/2024
Foreign exchange rate forward	Canadian dollar	—	51,000,000	—	(875)	25/07/2022
Foreign exchange rate forward	US Dollar	60,000,000	—	(594)	—	30/01/2023
Foreign exchange rate forward	Canadian dollar	8,000,001	—	(145)	—	2024 and 2025
Foreign exchange rate forward	US Dollar	15,300,000	—	(6)	—	2023
Embedded derivative	Euro	65,000,000	—	(1)	—	2024
Total liabilities (note 20)				(4,736)	(875)

	Thousands of Euros
	31/12/2022	31/12/2021
Initial balance	4,431	—
Business combination	(1,255)	—
Changes in fair value recognized in equity	(4,757)	3,130
Transfer to profit or loss	12,552	1,895
Transfer to profit or loss - translation differences	32,954	3
Tax effect	6,170	—
Collections / Payments	(15,172)	(597)
Ending balance	34,923	4,431

Schedule of exposure to credit risk

		Thousands of Euros
Carrying amount	Reference	31/12/2022	31/12/2021

Non-current financial assets	Nota 11	620,745	362,267
Other current financial assets	Nota 11	43,663	2,029,707
Contractual assets	Nota 13	35,154	1,939
Trade receivables	Nota 14	608,688	432,197
Other receivables	Nota 14	29,083	17,224
Cash and cash equivalents	Nota 15	547,979	655,493
		1,885,312	3,498,827

	Thousands of Euros
Carrying amount	31/12/2022	31/12/2021

Spain	53,145	62,108
EU countries	69,003	40,897
United States of America	139,721	110,624
Other European countries	16,030	25,163
Other regions	395,026	212,568
	672,925	451,360

Schedule of trade receivables net of the bad debt provision by seniority

A breakdown of the trade and other receivables and contractual assets net of the impairment losses by ageing at 31 December 2022 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	550,131	(48)	550,083
Past due 0-30 days	0.19%	44,779	(425)	44,354
Past due 31-60 days	0.62%	16,000	(163)	15,837
Past due 61-90 days	2.03%	6,029	(133)	5,896
Past due 91-180 days	3.01%	17,407	(295)	17,112
Past due 181-365 days	8.52%	10,747	(187)	10,560
More than one year	100.00%	9,994	(9,994)	—
				—
Customers with objective evidence of impairment		21,046	(21,046)	—
		676,133	(32,291)	643,842

A breakdown of the trade and other receivables and contractual assets net of the impairment losses by ageing as of 31 December 2021 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	364,538	(445)	364,093
Past due 0-30 days	0.19%	32,623	(51)	32,572
Past due 31-60 days	0.62%	14,144	(79)	14,065
Past due 61-90 days	2.03%	6,556	(133)	6,423
Past due 91-180 days	3.01%	11,000	(311)	10,689
Past due 181-365 days	8.52%	6,543	(249)	6,294
More than one year	100.00%	3,911	(3,911)	—

Customers with objective evidence of impairment		18,830	(18,830)	—
		458,145	(24,009)	434,136

Schedule of movement in the bad debt provision

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020

Opening balance	24,009	22,985	22,291
Net charges for the year	14,074	6,471	2,436
Net cancellations for the year	(6,949)	(6,269)	(124)
Transfers	53	—	(29)
Translation differences	1,104	822	(1,589)
Closing balance	32,291	24,009	22,985

Schedule of contractual maturity dates of financial liabilities

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/22	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 20	4,041,522	5,193,051	527,770	148,914	488,105	4,028,262	—
Other financial liabilities	Note 20	1,001,387	1,685,824	169,278	18,656	124,822	441,933	931,135
Bonds and other marketable securities	Note 20	4,691,659	5,468,068	190,453	75,951	147,903	5,053,761	—
Lease liabilities	Note 20	1,016,944	1,016,944	51,088	51,268	57,695	218,384	638,509
Payable to suppliers	Note 21	731,918	731,918	731,675	243	—	—	—
Other current liabilities	Note 22	14,261	14,262	11,364	2,898	—	—	—
Financial derivatives	Note 29 (d)	4,736	4,736	733	—	12	3,991	—
Total		11,502,427	14,114,803	1,682,361	297,930	818,537	9,746,331	1,569,644

		Thousands of Euros
		Carrying
		amount at	Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/21	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 20	3,707,053	4,309,621	476,397	78,524	102,070	3,641,777	10,853
Other financial liabilities	Note 20	882,060	1,294,873	41,934	1,300	164,718	448,161	638,760
Bonds and other marketable securities	Note 20	4,743,529	5,663,320	2,215,138	170,572	48,538	3,145,255	83,817
Lease liabilities	Note 20	873,724	873,723	24,640	23,927	47,595	184,032	593,529
Payable to suppliers	Note 21	628,992	628,992	622,091	6,901	—	—	—
Other current liabilities	Note 22	43,562	43,562	42,387	1,175	—	—	—
Financial derivatives	Note 29 (d)	875	875	875	—	—	—	—
Total		10,879,795	12,814,966	3,423,462	282,399	362,921	7,419,225	1,326,959

Schedule of Group's exposure to currency risk

	Thousands of Euros
	31/12/2022
	Euros (*)	US Dollars (**)
Trade receivables	2,116	58,331
Receivables from Group companies	132,645	11,542
Loans to Group companies	4,548,142	33
Cash and cash equivalents	11,154	1,989
Trade payables	(17,297)	(20,870)
Payables to Group companies	(77,367)	(29,277)
Loans from Group companies	(4,414,879)	—
Bank loans	(31,875)	—

Balance sheet exposure	152,639	21,748

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2021
	Euros (*)	US Dollars (**)
Trade receivables	2,023	14,800
Receivables from Group companies	141,285	7,101
Loans to Group companies	464,789	21
Cash and cash equivalents	25,766	82
Trade payables	(27,098)	(23,349)
Payables to Group companies	(62,930)	(6,480)
Loans from Group companies	(11,495)	(3)
Bank loans	(372,500)	—

Balance sheet exposure	159,840	(7,828)

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Closing exchange rate
Euros	31/12/2022	31/12/2021

US Dollars	1.0666	1.1326

Schedule of profile of interest on interest-bearing financial instruments

	Thousands of Euros
	31/12/2022	31/12/2021
Fixed-interest financial instruments
Financial liabilities	(5,835,492)	(4,878,087)
	(5,835,492)	(4,878,087)
Variable-interest financial instruments
Financial liabilities	(3,486,460)	(3,296,025)
	(3,486,460)	(3,296,025)
	(9,321,952)	(8,174,112)

Schedule of credit ratings

		September 2022	December 2021	September 2021
Moody’s Investors	Corporate rating	B1	B1
	Senior secured debt	Ba3	Ba3
	Senior Unsecured debt	B3	B3
	Perspective	Negative	Negative

Standard & Poor’s	Corporate rating	B+		BB-
	Senior secured debt	BB-		BB
	Senior Unsecured debt	B-		B
	Perspective	Stable		Negative

Fitch Ratings	Corporate rating	BB-		BB-
	Senior secured debt	BB+		BB+
	Senior Unsecured debt	B+		B+
	Perspective	Stable		Stable